Janus Henderson Small Cap Value Fund Annual Fund Operating Expenses - Class L Shares [Member] - Janus Henderson Small Cap Value Fund - Class L	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1]
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.80%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.